Revenues Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 2,506.6	$ 2,054.5	$ 1,921.6
Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	2,159.5	2,039.8	1,905.2
Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	332.5	0.0	0.0
Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	14.6	14.7	16.4
North America Fiber Cement
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,676.9	1,578.1	1,493.4
North America Fiber Cement | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,676.9	1,578.1	1,493.4
North America Fiber Cement | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
North America Fiber Cement | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	446.8	425.4	370.6
Asia Pacific Fiber Cement | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	446.8	425.4	370.6
Asia Pacific Fiber Cement | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Europe Building Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	368.3	36.3	41.2
Europe Building Products | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	35.8	36.3	41.2
Europe Building Products | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	332.5	0.0	0.0
Europe Building Products | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Other Businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	14.6	14.7	16.4
Other Businesses | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Other Businesses | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Other Businesses | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 14.6	$ 14.7	$ 16.4